Leases - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow, Lessee [Abstract]
Operating cash flows from operating leases	$ 63,777	$ 31,841
Operating cash flows for finance leases	98	0
Financing cash flows for finance leases	158	0	$ 0
Right-of-use assets obtained in exchange for lease obligations
Operating leases	13,387	8,542
Finance leases	$ 29,878	$ 0
Weighted-average remaining lease term
Operating leases	4 years	6 years
Finance leases	2 years
Weighted-average discount rate
Operating leases	4.40%	5.20%
Finance leases	3.80%